UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2010

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2010 Annual Report to Shareholders

October 31, 2010

PowerShares Active AlphaQ Fund

PowerShares Active Alpha Multi-Cap Fund

PowerShares Active Low Duration Fund

PowerShares Active Mega Cap Fund

PowerShares Active U.S. Real Estate Fund

Table of Contents

The Market Environment	3

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	14

Fees and Expenses	16

Schedules of Investments

PowerShares Active AlphaQ Fund	18

PowerShares Active Alpha Multi-Cap Fund	19

PowerShares Active Low Duration Fund	20

PowerShares Active Mega Cap Fund	21

PowerShares Active U.S. Real Estate Fund	22

Statements of Assets and Liabilities	24

Statements of Operations	25

Statements of Changes in Net Assets	26

Financial Highlights	28

Notes to Financial Statements	31

Report of Independent Registered Public Accounting Firm	42

Tax Information	43

Trustees and Officers	44

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The Market Environment

For the year ended October 31, 2010, the global economic situation saw continued improvement. U.S. and international developed markets rallied, peaking in April before declining to fiscal year lows in late June and early July. Markets subsequently rallied between July and October, returning to near April highs. The S&P 500® Index and MSCI EAFE Index ended the fiscal year up 16.54% and 8.36%, respectively. Emerging market equities followed a similar pattern, but had a stronger rally between July and October, with the MSCI Emerging Markets IndexSM at its highest level since 2008. The MSCI Emerging Markets IndexSM ended the fiscal year up 23.56%. Volatility continued to decline on a year-over-year basis with the CBOE Volatility Index® (VIX®) dropping to an average of 23.17% for the fiscal year. Fixed income markets moved higher for the fiscal year with the Barclays Aggregate Bond Index ending up 8.01%.

Manager's Analysis

PowerShares Active AlphaQ Fund (ticker: PQY)

The PowerShares Active AlphaQ Fund (the "Fund") seeks long-term capital appreciation.

For the fiscal year ended October 31, 2010, the Fund returned 35.78%. Over this same year, the NASDAQ-100® Index returned 28.30%. The Fund benefited from positive performance in technology, consumer discretionary and health care sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Information Technology	57.9
Consumer Discretionary	19.5
Health Care	9.2
Telecommunication Services	5.6
Financials	5.4
Consumer Staples	2.4
Money Market Fund	0.0
Other	(0.0)

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Mid-Cap Growth	49.1
Large-Cap Growth	39.8
Large-Cap Value	5.5
Mid-Cap Value	3.6
Small-Cap Growth	2.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
NetApp, Inc.	2.9
DIRECTV, Class A	2.7
O'Reilly Automotive, Inc.	2.6
F5 Networks, Inc.	2.5
eBay, Inc.	2.4
Expedia, Inc.	2.4
Cognizant Technology Solutions Corp., Class A	2.4
Hansen Natural Corp.	2.4
Priceline.com, Inc.	2.3
Marvell Technology Group Ltd.	2.3
Total	24.9

Manager's Analysis (Continued)

PowerShares Active AlphaQ Fund (ticker: PQY)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
NASDAQ 100 Index	28.30%	7.73%	21.21%
S&P 500® Index	16.54%	-2.00%	-5.09%
Fund
Net Asset Value ("NAV") Return	35.78%	4.07%	10.72%
Share Price Return	36.08%	4.08%	10.76%

Fund Inception: April 11, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The NASDAQ-100® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 100 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Active Alpha Multi-Cap Fund (ticker: PQZ)

The PowerShares Active Alpha Multi-Cap Fund (the "Fund") seeks long-term capital appreciation.

For the fiscal year ended October 31, 2010, the Fund returned 16.35%. Over this same year, the Russell 3000® Index returned 18.34%. The Fund benefited from positive performance in technology, financial and energy sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Information Technology	49.1
Materials	14.1
Financials	13.4
Health Care	6.9
Consumer Staples	4.7
Energy	3.8
Consumer Discretionary	3.2
Telecommunication Services	2.9
Industrials	2.0
Other	(0.1)

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Small-Cap Growth	30.0
Mid-Cap Growth	28.0
Mid-Cap Value	13.8
Large-Cap Growth	11.4
Small-Cap Value	9.1
Large-Cap Value	7.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Syniverse Holdings, Inc.	2.9
Par Pharmaceutical Cos., Inc.	2.7
BBVA Banco Frances SA ADR	2.7
EZCORP, Inc., Class A	2.6
InterDigital, Inc.	2.5
Cognizant Technology Solutions Corp., Class A	2.5
Greenlight Capital Re Ltd., Class A	2.4
Cosan Ltd., Class A	2.4
Mylan, Inc.	2.4
Hansen Natural Corp.	2.4
Total	25.5

Manager's Analysis (Continued)

PowerShares Active Alpha Multi-Cap Fund (ticker: PQZ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
Russell 3000® Index	18.34%	-1.24%	-3.18%
S&P 500® Index	16.54%	-2.00%	-5.09%
Fund
Net Asset Value ("NAV") Return	16.35%	-11.23%	-26.26%
Share Price Return	16.35%	-11.24%	-26.27%

Fund Inception: April 11, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell 3000® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 3,000 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Active Low Duration Fund (ticker: PLK)

The PowerShares Active Low Duration Fund (the "Fund") seeks total return. The Fund seeks to achieve its objective by investing in a portfolio of U.S. government, corporate and agency debt securities selected by Invesco World-Wide Fixed Income management team. The Fund seeks to outperform its benchmark, Barclays Capital 1-3 Year U.S. Treasury Index ("the Index"), by applying an actively-managed, top-down portfolio construction and bottom-up security selection total return strategy.

For the year ended October 31, 2010, the Fund returned 2.37%. During this same year the Barclays Capital 1-3 Year U.S. Treasury Index returned 2.60%.

Duration Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Maturing in less than 1 year	28.8
Maturing in 1 to 5 years	67.2
Maturing in 6 to 10 years	3.5
Other	0.5

Top Ten Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
United States Treasury Notes 0.875%, 03/31/11	11.5
United States Treasury Notes 1.125%, 06/15/13	7.4
Federal Home Loan Mortgage Corporation 4.125%, 12/21/12	7.4
United States Treasury Notes 4.750%, 03/31/11	7.0
United States Treasury Notes 1.875%, 06/15/12	7.0
United States Treasury Notes 1.875%, 04/30/14	4.1
Federal National Mortgage Association 0.500%, 10/30/12	3.9
United States Treasury Notes 1.375%, 05/15/12	3.8
United States Treasury Notes 0.875%, 02/28/11	3.5
United States Treasury Notes 1.375%, 03/15/12	3.4
Total	59.0

Manager's Analysis (Continued)

PowerShares Active Low Duration Fund (ticker: PLK)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
Barclays Capital 1-3 Year U.S. Treasury Index	2.60%	2.75%	7.25%
Barclays Capital U.S. Aggregate Index	8.01%	6.69%	18.20%
Fund
Net Asset Value ("NAV") Return	2.37%	2.55%	6.64%
Share Price Return	2.86%	2.39%	6.23%

Fund Inception: April 11, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.29% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Barclays Capital 1-3 Year U.S. Treasury Index and Barclays Capital U.S. Aggregate Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 65 and 8,717 securities, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Active Mega Cap Fund (ticker: PMA)

The PowerShares Active Mega Cap Portfolio (the "Fund") seeks long-term growth of capital.

For the fiscal year ended October 31, 2010, the Fund returned 13.58%. Over this same year, the Russell Top 200® Index returned 13.89%. The Fund benefited from positive performance in health care, consumer discretionary and technology sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2010

Health Care	26.5
Information Technology	25.6
Financials	14.3
Energy	13.9
Consumer Discretionary	11.6
Telecommunication Services	3.3
Materials	3.1
Consumer Staples	0.9
Industrials	0.8
Money Market Fund	0.0
Other	0.0

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Large-Cap Value	72.0
Large-Cap Growth	28.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Ford Motor Co.	5.8
International Business Machines Corp.	5.7
Apple, Inc.	5.6
ConocoPhillips	5.0
Microsoft Corp.	5.0
UnitedHealth Group, Inc.	4.6
Eli Lilly & Co.	4.6
American Express Co.	4.2
Amgen, Inc.	4.1
Cardinal Health, Inc.	3.7
Total	48.3

Manager's Analysis (Continued)

PowerShares Active Mega Cap Fund (ticker: PMA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
Russell Top 200® Index	13.89%	-2.91%	-7.34%
S&P 500® Index	16.54%	-2.00%	-5.09%
Fund
Net Asset Value ("NAV") Return	13.58%	-0.68%	-1.72%
Share Price Return	13.77%	-0.66%	-1.68%

Fund Inception: April 11, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Russell Top 200® Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 200 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Manager's Analysis

PowerShares Active U.S. Real Estate Fund (ticker: PSR)

The PowerShares U.S. Real Estate Fund (the "Fund") seeks high total return through growth of capital and current income.

For the fiscal year ended October 31, 2010, the Fund returned 40.16%. Over this same year, the FTSE NAREIT Equity REITs Index returned 42.84%. The Fund benefited from positive performance in financial sectors.

Property Type and Industry Breakdown

(% of the Fund's Net Assets) as of

October 31, 2010

Apartments	15.8
Health Care	15.1
Regional Malls	14.5
Office Property	13.3
Diversified	9.9
Hotels	8.5
Warehouse/Industrial	7.0
Shopping Centers	7.0
Storage	6.5
Forestry	1.2
Single Tenant	1.1
Other	0.1

Style Allocation (% of the Fund's Total

Investments) as of October 31, 2010

Mid-Cap Growth	25.8
Mid-Cap Value	23.8
Large-Cap Growth	18.2
Large-Cap Value	16.6
Small-Cap Value	11.4
Small-Cap Growth	4.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2010

Security
Simon Property Group, Inc.	12.1
Equity Residential	6.9
Public Storage	6.5
Boston Properties, Inc.	6.1
Host Hotels & Resorts, Inc.	5.4
Ventas, Inc.	4.3
Vornado Realty Trust	3.3
ProLogis	3.3
Health Care REIT, Inc.	3.2
Digital Realty Trust, Inc.	2.6
Total	53.7

Manager's Analysis (Continued)

PowerShares Active U.S. Real Estate Fund (ticker: PSR)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2010
	Avg Ann††	Fund Inception†
	1 Year	Avg Ann††	Cumulative
Index
FTSE NAREIT Equity REITs Index	42.84%	38.14%	85.76%
S&P 500® Index	16.54%	18.23%	37.85%
Fund
Net Asset Value ("NAV") Return	40.16%	55.06%	134.73%
Share Price Return	39.98%	55.57%	136.22%

Fund Inception: November 20, 2008

Data quoted represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The FTSE NAREIT Equity REITs Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 99 and 500 common stocks, respectively.

† Fund and Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

†† Average annualized.

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2010

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PQY	PowerShares Active AlphaQ Fund	4/11/08	624	211	18	10	13	10	36
PQZ	PowerShares Active Alpha Multi-Cap Fund	4/11/08	624	181	26	15	6	6	14
PLK	PowerShares Active Low Duration Fund	4/11/08	624	176	66	52	8	6	22
PMA	PowerShares Active Mega Cap Fund	4/11/08	624	234	14	10	7	6	15
PSR	PowerShares Active U.S. Real Estate Fund	11/20/08	468	154	13	11	8	6	55

	Closing Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PQY	279	16	15	5	1	10
PQZ	344	16	4	3	3	6
PLK	167	33	53	12	12	17
PMA	306	12	7	6	1	6
PSR	188	12	5	4	3	9

Fees and Expenses

As a shareholder of a Fund of the PowerShares Actively Managed Exchange-Traded Fund Trust, you incur a unitary management fee. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2010.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio based on Number of Days in the Period	Expenses Paid During the Six-Month Period (1)
PowerShares Active AlphaQ Fund Actual	$1,000.00	$1,087.38	0.75%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Active Alpha Multi-Cap Fund Actual	$1,000.00	$999.99	0.75%	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Active Low Duration Fund Actual	$1,000.00	$1,019.80	0.29%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	0.29%	$1.48

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio based on Number of Days in the Period	Expenses Paid During the Six-Month Period (1)
PowerShares Active Mega Cap Fund Actual	$1,000.00	$997.47	0.75%	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Active U.S. Real Estate Fund Actual	$1,000.00	$1,064.74	0.80%	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2010. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent six-month period may differ from expense ratios based on the one year data in the Financial Highlights.

Schedule of Investments

PowerShares Active AlphaQ Fund

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—19.5%
10,510	Bed Bath & Beyond, Inc.*	$461,389
15,137	DIRECTV, Class A*	657,854
9,984	Discovery Communications, Inc., Class A*	445,386
10,632	Dollar Tree, Inc.*	545,528
20,422	Expedia, Inc.	591,217
15,677	Mattel, Inc.	365,744
2,995	Netflix, Inc.*	519,633
10,870	O'Reilly Automotive, Inc.*	635,895
1,474	Priceline.com, Inc.*	555,418
		4,778,064
	Consumer Staples—2.4%
11,410	Hansen Natural Corp.*	584,306
	Financials—5.4%
5,908	Arch Capital Group Ltd.*	510,392
1,428	CME Group, Inc.	413,620
7,401	T. Rowe Price Group, Inc.	409,054
		1,333,066
	Health Care—9.2%
7,491	Biogen Idec, Inc.*	469,761
6,380	Celgene Corp.*	396,006
22,122	Mylan, Inc.*	449,519
7,149	Perrigo Co.	470,976
19,315	Warner Chilcott PLC, Class A (Ireland)	464,333
		2,250,595
	Information Technology—57.9%
15,398	Adobe Systems, Inc.*	433,454
5,495	Akamai Technologies, Inc.*	283,927
17,507	Altera Corp.	546,393
27,742	ARM Holdings PLC ADR (United Kingdom)	490,478
22,552	AsiaInfo-Linkage, Inc.*	501,105
12,721	ASML Holding NV (Netherlands)	422,210
11,334	BMC Software, Inc.*	515,244
12,344	Broadcom Corp., Class A	502,895
12,919	Check Point Software Technologies Ltd. (Israel)*	552,287
20,253	Cisco Systems, Inc.*	462,376
9,069	Cognizant Technology Solutions Corp., Class A*	591,208
20,085	eBay, Inc.*	598,734
5,122	F5 Networks, Inc.*	602,859
8,626	Fiserv, Inc.*	470,289
841	Google, Inc., Class A*	515,525
20,434	Intel Corp.	410,110
10,141	Intuit, Inc.*	486,768
13,057	Linear Technology Corp.	420,827
28,693	Marvell Technology Group Ltd. (Bermuda)*	554,062
14,970	Microchip Technology, Inc.	481,735

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
57,500	Micron Technology, Inc.*	$475,525
13,195	NetApp, Inc.*	702,634
27,860	Nuance Communications, Inc.*	437,681
16,799	Oracle Corp.	493,891
11,451	QUALCOMM, Inc.	516,784
9,058	Research In Motion Ltd. (Canada)*	515,853
10,902	SanDisk Corp.*	409,697
32,607	Telefonaktiebolaget LM Ericsson ADR (Sweden)	358,351
16,872	Xilinx, Inc.	452,338
		14,205,240
	Telecommunication Services—5.6%
4,503	Millicom International Cellular SA (Luxembourg)	425,984
11,821	NII Holdings, Inc.*	494,236
16,594	Vodafone Group PLC ADR (United Kingdom)	456,501
		1,376,721
	Total Common Stocks and Other Equity Interests (Cost $20,642,508)	24,527,992
	Money Market Fund—0.0%
908	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $908)	908
	Total Investments (Cost $20,643,416)—100.0%	24,528,900
	Liabilities in excess of other assets—(0.0%)	(4,319)
	Net Assets—100.0%	$24,524,581

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Active Alpha Multi-Cap Fund

October 31, 2010

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Consumer Discretionary—3.2%
2,650	Bridgepoint Education, Inc.*	$37,736
2,545	Grand Canyon Education, Inc.*	47,872
		85,608
	Consumer Staples—4.7%
4,922	Cosan Ltd., Class A (Brazil)	64,724
1,242	Hansen Natural Corp.*	63,603
		128,327
	Energy—3.8%
2,590	Cheniere Energy Partners LP	49,676
711	Cimarex Energy Co.	54,569
		104,245
	Financials—13.4%
5,966	BBVA Banco Frances SA ADR (Argentina)	71,890
1,990	CNinsure, Inc. ADR (Cayman Islands)	51,143
3,328	EZCORP, Inc., Class A*	71,485
3,010	First Financial Bancorp	50,688
2,287	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	65,317
450	IntercontinentalExchange, Inc.*	51,692
		362,215
	Health Care—6.9%
2,686	Impax Laboratories, Inc.*	50,604
3,151	Mylan, Inc.*	64,028
2,236	Par Pharmaceutical Cos., Inc.*	72,693
		187,325
	Industrials—2.0%
4,012	Seaspan Corp. (Hong Kong)	54,042
	Information Technology—49.1%
1,630	Aixtron AG ADR (Germany)	53,008
1,651	AsiaInfo-Linkage, Inc.*	36,685
1,482	Atheros Communications, Inc.*	46,001
2,392	Avago Technologies Ltd. (Singapore)*	59,035
2,896	Cirrus Logic, Inc.*	37,214
1,050	Cognizant Technology Solutions Corp., Class A*	68,450
2,182	Ebix, Inc.*	53,895
7,244	GT Solar International, Inc.*	59,618
2,050	InterDigital, Inc.*	68,818
7,247	JA Solar Holdings Co. Ltd. ADR (China)*	60,512
1,747	JDA Software Group, Inc.*	44,199
1,927	JinkoSolar Holding Co. Ltd. ADR (Cayman Islands)*	58,099
1,515	KLA-Tencor Corp.	54,116
966	Lam Research Corp.*	44,233
1,720	Longtop Financial Technologies Ltd. ADR (Cayman Islands)*	62,505

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,540	Microchip Technology, Inc.	$49,557
2,044	Netlogic Microsystems, Inc.*	61,443
1,708	Novellus Systems, Inc.*	49,891
729	Research In Motion Ltd. (Canada)*	41,517
2,578	Semtech Corp.*	55,195
2,662	Skyworks Solutions, Inc.*	60,986
3,862	Teradyne, Inc.*	43,409
1,732	Texas Instruments, Inc.	51,215
2,272	Trina Solar Ltd. ADR (Cayman Islands)*	60,799
1,131	Veeco Instruments, Inc.*	47,332
		1,327,732
	Materials—14.1%
1,068	Barrick Gold Corp. (Canada)	51,360
894	Cia de Minas Buenaventura SA ADR (Peru)	47,418
714	Cliffs Natural Resources, Inc.	46,553
3,220	Gold Fields Ltd. ADR (South Africa)	50,779
2,641	IAMGOLD Corp. (Canada)	48,277
762	Newmont Mining Corp.	46,383
1,308	Vale SA ADR (Brazil)	42,039
4,417	Yamana Gold, Inc. (Canada)	48,543
		381,352
	Telecommunication Services—2.9%
2,533	Syniverse Holdings, Inc.*	77,231
	Total Investments (Cost $2,610,571)—100.1%	2,708,077
	Liabilities in excess of other assets—(0.1%)	(2,617)
	Net Assets—100.0%	$2,705,460

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

*  Non-income producing security.

This Fund has holdings greater than 10% of net assets in the following country:

Cayman Islands	11%

See Notes to Financial Statements.

Schedule of Investments

PowerShares Active Low Duration Fund

October 31, 2010

Principal Amount		Value
	Long-Term Investments—70.7%
	Corporate Bonds—9.9%
$50,000	Aflac, Inc. 3.450%, 08/15/15	$52,320
50,000	Arcelormittal (Luxembourg) 3.750%, 08/05/15	51,543
50,000	Bank of America Corp. 3.700%, 09/01/15	50,453
100,000	Citigroup Funding, Inc. 1.875%, 10/22/12	102,766
80,000	Citigroup Funding, Inc. 2.250%, 12/10/12	82,963
50,000	Corn Products International, Inc. 4.625%, 11/01/20	51,900
50,000	CSX Corp. 3.700%, 10/30/20	49,566
50,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 7.625%, 05/15/16	56,064
50,000	Discovery Communications LLC 3.700%, 06/01/15	53,530
20,000	Medco Health Solutions, Inc. 2.750%, 09/15/15	20,547
50,000	Morgan Stanley 2.250%, 03/13/12	51,267
50,000	PNC Funding Corp. 4.375%, 08/11/20	50,761
50,000	Raytheon Co. 1.625%, 10/15/15	49,862
50,000	Southern Power Co., Series D 4.875%, 07/15/15	56,472
35,000	Symantec Corp. 2.750%, 09/15/15	35,567
25,000	Union Pacific Corp. 4.000%, 02/01/21	25,786
70,000	UnitedHealth Group, Inc. 3.875%, 10/15/20	69,943
50,000	WellPoint, Inc. 4.350%, 08/15/20	51,710
50,000	Wells Fargo & Co. 2.125%, 06/15/12	51,410
		1,014,430
	United States Government and Agencies Obligations—60.8%
	Federal Home Loan Mortgage Corporation—12.3%
300,000	0.375%, 11/30/12	299,732
200,000	1.125%, 07/27/12	202,722
700,000	4.125%, 12/21/12	754,490
		1,256,944
	Federal National Mortgage Association—12.8%
400,000	0.500%, 10/30/12	400,747
200,000	0.750%, 12/18/13	200,467

Principal Amount		Value
	Long-Term Investments (Continued)
$300,000	1.125%, 07/30/12, Series 1	$303,965
200,000	1.250%, 08/20/13	203,660
200,000	1.625%, 10/26/15	202,148
		1,310,987
	United States Treasury Notes—35.7%
745,000	1.125%, 06/15/13	758,445
340,000	1.375%, 03/15/12	345,326
385,000	1.375%, 05/15/12	391,422
145,000	1.375%, 10/15/12	147,922
130,000	1.375%, 01/15/13	132,813
285,000	1.375%, 03/15/13	291,503
250,000	1.375%, 05/15/13	256,034
195,000	1.500%, 07/15/12	199,068
700,000	1.875%, 06/15/12	717,910
400,000	1.875%, 04/30/14	416,594
		3,657,037
	Total Long-Term Investments (Cost $7,127,499)	7,239,398
	Short-Term Investments—28.8%
	Corporate Bonds—1.0%
100,000	Citibank NA, Series 1 1.500%, 07/12/11	100,877
	United States Government Obligations—27.0%
	United States Treasury Notes—27.0%
360,000	0.875%, 02/28/11	360,886
1,175,000	0.875%, 03/31/11(a)	1,178,534
183,000	4.250%, 01/15/11	184,551
221,000	4.375%, 12/15/10	222,102
706,000	4.750%, 03/31/11	719,376
96,000	4.875%, 05/31/11	98,614
		2,764,063
Number of Shares
	Money Market Fund—0.8%
81,064	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	81,064
	Total Short-Term Investments (Cost $2,937,211)	2,946,004
	Total Investments (Cost $10,064,710)—99.5%	10,185,402
	Other assets less liabilities—0.5%	50,230
	Net Assets—100.0%	$10,235,632

Notes to Schedule of Investments:

(a)  All or a portion of the value was pledged as collateral for financial futures contracts. See Note 2H and Note 5.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Active Mega Cap Fund

October 31, 2010

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—11.6%
1,168	Comcast Corp., Class A	$24,038
14,598	Ford Motor Co.*	206,270
1,523	Home Depot, Inc. (The)	47,030
489	Las Vegas Sands Corp.*	22,435
945	Target Corp.	49,083
1,981	Time Warner, Inc.	64,402
		413,258
	Consumer Staples—0.9%
654	Archer-Daniels-Midland Co.	21,791
144	Procter & Gamble Co. (The)	9,154
		30,945
	Energy—13.9%
1,339	Chevron Corp.	110,615
3,013	ConocoPhillips	178,972
1,732	Exxon Mobil Corp.	115,126
1,168	Occidental Petroleum Corp.	91,840
		496,553
	Financials—14.3%
3,566	American Express Co.	147,846
714	Berkshire Hathaway, Inc., Class B*	56,806
2,680	Capital One Financial Corp.	99,884
921	Chubb Corp. (The)	53,436
702	Citigroup, Inc.*	2,927
640	PNC Financial Services Group, Inc.	34,496
925	Prudential Financial, Inc.	48,637
343	Travelers Cos., Inc. (The)	18,934
1,788	Wells Fargo & Co.	46,631
		509,597
	Health Care—26.5%
416	Abbott Laboratories	21,349
2,865	Aetna, Inc.	85,549
2,558	Amgen, Inc.*	146,292
2,661	Bristol-Myers Squibb Co.	71,581
3,843	Cardinal Health, Inc.	133,314
4,636	Eli Lilly & Co.	163,187
914	Johnson & Johnson	58,194
5,740	Pfizer, Inc.	99,876
4,541	UnitedHealth Group, Inc.	163,703
		943,045
	Industrials—0.8%
1,503	General Electric Co.	24,078
69	Tyco International Ltd. (Switzerland)	2,641
		26,719

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology—25.6%
663	Apple, Inc.*	$199,477
1,737	Applied Materials, Inc.	21,469
1,152	Corning, Inc.	21,059
6,163	Dell, Inc.*	88,624
1,590	Hewlett-Packard Co.	66,875
5,549	Intel Corp.	111,369
1,405	International Business Machines Corp.	201,758
6,654	Microsoft Corp.	177,263
1,756	Motorola, Inc.*	14,311
618	Symantec Corp.*	9,999
		912,204
	Materials—3.1%
1,805	Newmont Mining Corp.	109,871
	Telecommunication Services—3.3%
2,155	AT&T, Inc.	61,418
13,277	Sprint Nextel Corp.*	54,701
		116,119
	Total Common Stocks (Cost $3,259,088)	3,558,311
	Money Market Fund—0.0%
1,505	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,505)	1,505
	Total Investments (Cost $3,260,593)—100.0%	3,559,816
	Other assets less liabilities—0.0%	406
	Net Assets—100.0%	$3,560,222

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Active U.S. Real Estate Fund

October 31, 2010

Number of Shares		Value
	Real Estate Investment Trust, Common Stocks and Other Equity Interests—99.9%
	Apartments—15.8%
3,248	Associated Estates Realty Corp.	$45,115
3,407	AvalonBay Communities, Inc.	362,198
6,795	Camden Property Trust	336,964
28,844	Equity Residential	1,402,684
3,110	Essex Property Trust, Inc.	351,305
3,704	Home Properties, Inc.	201,683
4,933	Post Properties, Inc.	150,160
16,641	UDR, Inc.	374,090
		3,224,199
	Diversified—9.9%
8,875	Digital Realty Trust, Inc.	530,104
6,201	DuPont Fabros Technology, Inc.	155,645
10,387	Liberty Property Trust	347,549
1,902	PS Business Parks, Inc.	112,712
7,658	Vornado Realty Trust	669,233
6,280	Washington Real Estate Investment Trust	201,148
		2,016,391
	Forestry—1.2%
6,835	Plum Creek Timber Co., Inc.	251,801
	Health Care—15.1%
12,223	HCP, Inc.	440,150
12,816	Health Care REIT, Inc.	654,898
2,477	LTC Properties, Inc.	68,985
12,421	Nationwide Health Properties, Inc.	507,149
9,627	OMEGA Healthcare Investors, Inc.	221,421
13,135	Senior Housing Properties Trust	313,795
16,471	Ventas, Inc.	882,187
		3,088,585
	Hotels—8.5%
14,005	Hersha Hospitality Trust	85,430
12,599	Hospitality Properties Trust	287,383
68,767	Host Hotels & Resorts, Inc.	1,092,708
7,132	LaSalle Hotel Properties	168,957
10,143	Sunstone Hotel Investors, Inc.*	110,052
		1,744,530
	Office Property—13.3%
5,170	Alexandria Real Estate Equities, Inc.	379,891
11,688	BioMed Realty Trust, Inc.	214,475
14,373	Boston Properties, Inc.	1,238,809
6,657	CommonWealth REIT	169,421
7,369	Highwoods Properties, Inc.	244,135
5,428	Kilroy Realty Corp.	185,475
8,261	Mack-Cali Realty Corp.	277,404
		2,709,610

Number of Shares		Value
	Real Estate Investment Trust, Common Stocks and Other Equity Interests (Continued)
	Regional Malls—14.5%
14,184	CBL & Associates Properties, Inc.	$222,405
5,884	Pennsylvania Real Estate Investment Trust	83,965
25,697	Simon Property Group, Inc.	2,467,426
4,199	Taubman Centers, Inc.	194,917
		2,968,713
	Shopping Centers—7.0%
6,201	Federal Realty Investment Trust	508,358
8,895	Inland Real Estate Corp.	77,297
16,581	Kimco Realty Corp.	285,691
8,538	Regency Centers Corp.	360,133
4,180	Tanger Factory Outlet Centers, Inc.	200,306
		1,431,785
	Single Tenant—1.1%
8,618	National Retail Properties, Inc.	233,548
	Storage—6.5%
13,311	Public Storage	1,320,718
	Warehouse/Industrial—7.0%
17,116	AMB Property Corp.	482,500
21,772	DCT Industrial Trust, Inc.	109,078
2,793	EastGroup Properties, Inc.	113,061
3,863	First Potomac Realty Trust	63,662
48,931	ProLogis	667,908
		1,436,209
	Total Investments (Cost $18,354,566)—99.9%	20,426,089
	Other assets less liabilities—0.1%	12,209
	Net Assets—100.0%	$20,438,298

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

*  Non-income producing security.

See Notes to Financial Statements.

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Statements of Assets and Liabilities

October 31, 2010

	PowerShares Active AlphaQ Fund	PowerShares Active Alpha Multi-Cap Fund	PowerShares Active Low Duration Fund	PowerShares Active Mega Cap Fund	PowerShares Active U.S. Real Estate Fund
ASSETS:
Investments, at value	$24,528,900	$2,708,077	$10,185,402	$3,559,816	$20,426,089
Receivables:
Investments sold	388,826	42,842	201,834	334,529	—
Dividends and interest	840	1,072	52,218	3,618	25,054
Total Assets	24,918,566	2,751,991	10,439,454	3,897,963	20,451,143
LIABILITIES:
Due to custodian	—	1,391	828	—	330
Payables:
Investments purchased	379,036	43,710	199,914	335,501	—
Variation margin	—	—	562	—	—
Accrued unitary management fees	14,949	1,430	2,518	2,240	12,515
Total Liabilities	393,985	46,531	203,822	337,741	12,845
NET ASSETS	$24,524,581	$2,705,460	$10,235,632	$3,560,222	$20,438,298
NET ASSETS CONSIST OF:
Shares of beneficial interest	$21,931,756	$7,604,086	$10,099,991	$3,891,285	$18,307,283
Undistributed net investment income	159,884	6,596	—	30,001	129,203
Accumulated net realized gain (loss) on investments	(1,452,543)	(5,002,728)	8,856	(660,287)	(69,711)
Net unrealized appreciation on investments	3,885,484	97,506	126,785	299,223	2,071,523
Net Assets	$24,524,581	$2,705,460	$10,235,632	$3,560,222	$20,438,298
Shares outstanding (unlimited amount authorized, $0.01 par value)	900,000	150,000	400,000	150,000	450,000
Net asset value	$27.25	$18.04	$25.59	$23.73	$45.42
Share price	$27.27	$18.04	$25.55	$23.75	$45.42
Investments, at cost	$20,643,416	$2,610,571	$10,064,710	$3,260,593	$18,354,566

See Notes to Financial Statements.

Statement of Operations

Year Ended October 31, 2010

	PowerShares Active AlphaQ Fund	PowerShares Active Alpha Multi-Cap Fund	PowerShares Active Low Duration Fund	PowerShares Active Mega Cap Fund	PowerShares Active U.S. Real Estate Fund
INVESTMENT INCOME:
Dividend income	$291,969	$32,998	$159	$68,261	$401,769
Interest income	—	—	96,988	—	—
Foreign withholding tax	(7,236)	(527)	—	—	—
Total Income	284,733	32,471	97,147	68,261	401,769
EXPENSES:
Unitary management fees	124,849	26,319	22,863	25,445	93,223
Other expenses	—	75	—	—	—
Total Expenses	124,849	26,394	22,863	25,445	93,223
Net Investment Income	159,884	6,077	74,284	42,816	308,546
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	292,168	167,726	34,165	(107,064)	(61,374)
Futures contracts	—	—	35,630	—	—
In-kind redemptions	467,866	1,237,265	—	271,104	2,260,323
Net realized gain	760,034	1,404,991	69,795	164,040	2,198,949
Net change in unrealized appreciation (depreciation) on:
Investments	3,252,736	(634,787)	50,255	222,049	1,448,141
Futures contracts	—	—	(1,764)	—	—
Net unrealized appreciation (depreciation)	3,252,736	(634,787)	48,491	222,049	1,448,141
Net realized and unrealized gain on investments and futures contracts	4,012,770	770,204	118,286	386,089	3,647,090
Net increase in net assets resulting from operations	$4,172,654	$776,281	$192,570	$428,905	$3,955,636

See Notes to Financial Statements.

Statements of Changes in Net Assets

	PowerShares Active AlphaQ Fund		PowerShares Active Alpha Multi-Cap Fund		PowerShares Active Low Duration Fund
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	Year Ended October 31, 2009
OPERATIONS:
Net investment income (loss)	$159,884	$(6,027)	$6,077	$16,035	$74,284	$64,391
Net realized gain (loss)	760,034	(860,170)	1,404,991	(2,998,640)	69,795	8,489
Net change in unrealized appreciation (depreciation)	3,252,736	1,463,767	(634,787)	3,058,899	48,491	62,926
Net increase in net assets resulting from operations	4,172,654	597,570	776,281	76,294	192,570	135,806
Undistributed net investment income (loss) included in the price of units issued and redeemed	149	(182)	(3,588)	(2,751)	(22,906)	(5,852)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(11,250)	(12,784)	(114,694)	(68,278)
Return of capital	—	(2,478)	—	—	—	(11,881)
Total distributions to shareholders	—	(2,478)	(11,250)	(12,784)	(114,694)	(80,159)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	18,617,248	3,223,926	5,425,178	669,186	3,813,905	12,643,122
Value of shares repurchased	(2,279,940)	(3,316,224)	(8,147,598)	(2,149,362)	(1,273,875)	(7,579,418)
Net income equalization	(149)	182	3,588	2,751	22,906	5,852
Net increase (decrease) in net assets resulting from shares transactions	16,337,159	(92,116)	(2,718,832)	(1,477,425)	2,562,936	5,069,556
Increase (Decrease) in Net Assets	20,509,962	502,794	(1,957,389)	(1,416,666)	2,617,906	5,119,351
NET ASSETS:
Beginning of period	4,014,619	3,511,825	4,662,849	6,079,515	7,617,726	2,498,375
End of period	$24,524,581	$4,014,619	$2,705,460	$4,662,849	$10,235,632	$7,617,726
Undistributed net investment income (loss) at end of period	$159,884	$—	$6,596	$5,154	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	800,000	200,000	300,000	50,000	150,000	500,000
Shares repurchased	(100,000)	(200,000)	(450,000)	(150,000)	(50,000)	(300,000)
Shares outstanding, beginning of period	200,000	200,000	300,000	400,000	300,000	100,000
Shares outstanding, end of period	900,000	200,000	150,000	300,000	400,000	300,000

*  Commencement of Operation

See Notes to Financial Statements.

	PowerShares Active Mega Cap Fund		PowerShares Active U.S. Real Estate Fund
	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2010	For the Period November 19, 2008* Through October 31, 2009
OPERATIONS:
Net investment income (loss)	$42,816	$26,760	$308,546	$89,455
Net realized gain (loss)	164,040	(358,451)	2,198,949	437,068
Net change in unrealized appreciation (depreciation)	222,049	629,262	1,448,141	623,382
Net increase in net assets resulting from operations	428,905	297,571	3,955,636	1,149,905
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	7,014	170,476	88,841
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(27,071)	(29,723)	(201,786)	(67,012)
Return of capital	—	—	—	—
Total distributions to shareholders	(27,071)	(29,723)	(201,786)	(67,012)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,017,429	7,472,575	27,682,956	25,601,869
Value of shares repurchased	(8,017,429)	(6,405,568)	(19,251,792)	(18,431,478)
Net income equalization	—	(7,014)	(170,476)	(88,841)
Net increase (decrease) in net assets resulting from shares transactions	—	1,059,993	8,260,688	7,081,550
Increase (Decrease) in Net Assets	401,834	1,334,855	12,185,014	8,253,284
NET ASSETS:
Beginning of period	3,158,388	1,823,533	8,253,284	—
End of period	$3,560,222	$3,158,388	$20,438,298	$8,253,284
Undistributed net investment income (loss) at end of period	$30,001	$14,256	$129,203	$22,443
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	400,000	700,000	900,000
Shares repurchased	(300,000)	(350,000)	(500,000)	(650,000)
Shares outstanding, beginning of period	150,000	100,000	250,000	—
Shares outstanding, end of period	150,000	150,000	450,000	250,000

Financial Highlights

PowerShares Active AlphaQ Fund

	Year Ended October 31,				For the Period April 8, 2008* through
	2010		2009		October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.07		$17.56		$25.00
Net investment income (loss)**	0.23	†††	(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	6.95		2.55		(7.42)
Total from investment operations	7.18		2.52		(7.44)
Distributions to shareholders from:
Return of capital	—		(0.01)		—
Net asset value at end of period	$27.25		$20.07		$17.56
Share price at end of period***	$27.27		$20.04		$17.57
NET ASSET VALUE, TOTAL RETURN****	35.78%		14.38%		(29.76	)%(a)
SHARE PRICE TOTAL RETURN****	36.08%		14.15%		(29.72	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$24,525		$4,015		$3,512
Ratio to average net assets of:
Expenses	0.75%		0.75%		0.75	%†
Net investment income (loss)	0.96	%†††	(0.17)%		(0.14	)%†
Portfolio turnover rate ††	64%		153%		90%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(b)	$(0.00	)(b)	$0.01

PowerShares Active Alpha Multi-Cap Fund

	Year Ended October 31,		For the Period April 8, 2008* through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.54	$15.20	$25.00
Net investment income**	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments	2.51	0.33	(9.81)
Total from investment operations	2.54	0.37	(9.80)
Distributions to shareholders from:
Net investment income	(0.04)	(0.03)	—
Net asset value at end of period	$18.04	$15.54	$15.20
Share price at end of period***	$18.04	$15.54	$15.15
NET ASSET VALUE, TOTAL RETURN****	16.35%	2.49%	(39.20	)%(c)
SHARE PRICE TOTAL RETURN****	16.35%	2.82%	(39.40	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,705	$4,663	$6,080
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%†
Net investment income	0.17%	0.32%	0.05	%†
Portfolio turnover rate ††	108%	197%	89%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.01)	$0.04

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and the sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $8.50 per share owned of Warner Chilcott PLC Class A on September 9, 2010. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.01) and (0.03)%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the exchange) to October 31, 2008 was (28.70)%. The share price total return from Fund inception to October 31, 2008 was (28.69)%.

(b)  Amount represents less than $0.005.

(c)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the exchange) to October 31, 2008 was (38.16)%. The share price total return from Fund inception to October 31, 2008 was (38.37)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Active Low Duration Fund

	Year Ended October 31,		For the Period April 8, 2008* through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.39	$24.98	$25.00
Net investment income**	0.24	0.29	0.28
Net realized and unrealized gain (loss) on investments	0.36	0.52	(0.01)
Total from investment operations	0.60	0.81	0.27
Distribution to shareholders from:
Net investment income	(0.40)	(0.35)	(0.28)
Return of capital	—	(0.05)	(0.01)
Total distributions	(0.40)	(0.40)	(0.29)
Net asset value at end of period	$25.59	$25.39	$24.98
Share price at end of period***	$25.55	$25.23	$24.60
NET ASSET VALUE, TOTAL RETURN****	2.37%	3.27%	1.08	%(a)
SHARE PRICE TOTAL RETURN****	2.86%	4.20%	(0.45	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,236	$7,618	$2,498
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29	%†
Net investment income	0.94%	1.17%	1.99	%†
Portfolio turnover rate ††	58%	295%	296%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.07)	$(0.03)	$0.00	(b)

PowerShares Active Mega Cap Fund

	Year Ended October 31,		For the Period April 8, 2008* through
	2010	2009	October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.06	$18.24	$25.00
Net investment income**	0.29	0.26	0.17
Net realized and unrealized gain (loss) on investments	2.57	2.86	(6.93)
Total from investment operations	2.86	3.12	(6.76)
Distributions to shareholders from:
Net investment income	(0.19)	(0.30)	—
Net asset value at end of period	$23.73	$21.06	$18.24
Share price at end of period***	$23.75	$21.04	$18.23
NET ASSET VALUE, TOTAL RETURN****	13.58%	17.37%	(27.04	)%(c)
SHARE PRICE TOTAL RETURN****	13.77%	17.29%	(27.08	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,560	$3,158	$1,824
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75	%†
Net investment income	1.26%	1.38%	1.30	%†
Portfolio turnover rate ††	58%	87%	41%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$0.07	$(0.00	)(b)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the exchange) to October 31, 2008 was 0.88%. The share price total return from Fund inception to October 31, 2008 was (0.89)%.

(b)  Amount represents less than $0.005

(c)  The net asset value total return from Fund Inception (April 11, 2008, first day of trading on the exchange) to October 31, 2008 was (26.27)%. The share price total return from Fund inception to October 31, 2008 was (26.31)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Active U.S. Real Estate Fund

	Year Ended October 31, 2010	For the Period November 19, 2008* through October 31, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$33.01	$21.66
Net investment income**	1.07	0.72
Net realized and unrealized gain on investments	12.06	11.21
Total from investment operations	13.13	11.93
Distribution to shareholders from:
Net investment income	(0.72)	(0.58)
Net asset value at end of period	$45.42	$33.01
Share price at end of period***	$45.42	$33.05
NET ASSET VALUE, TOTAL RETURN****	40.16%	55.56	%(a)
SHARE PRICE TOTAL RETURN****	39.98%	55.70	%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$20,438	$8,253
Ratio to average net assets of:
Expenses	0.80%	0.80	%†
Net investment income	2.65%	2.83	%†
Portfolio turnover rate ††	20%	46%
Undistributed net investment income included in price of units issued and redeemed**#	$0.59	$0.71

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask price.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (November 20, 2008, first day of trading on the exchange) to October 31, 2009 was 67.47%. The share price total return from Fund Inception to October 31, 2009 was 68.71%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Actively Managed Exchange-Traded Fund Trust

October 31, 2010

Note 1. Organization

PowerShares Actively Managed Exchange-Traded Fund Trust (the "Trust") was organized as a Delaware statutory trust on November 6, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2010, the Trust offered five portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Active AlphaQ Fund	"Active AlphaQ Fund"

PowerShares Active Alpha Multi-Cap Fund	"Active Alpha Multi-Cap Fund"

PowerShares Active Low Duration Fund	"Active Low Duration Fund"

PowerShares Active Mega Cap Fund	"Active Mega Cap Fund"

PowerShares Active U.S. Real Estate Fund	"Active U.S. Real Estate Fund"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index, except with respect to Active Low Duration Fund for which Creation Units are issued and redeemed partially for cash and partially in-kind for securities included in a specified universe. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for each of the Active AlphaQ Fund and Active Alpha Multi-Cap Fund is long-term capital appreciation. The investment objective for the Active Low Duration Fund is total return. Active Mega Cap Fund's investment objective is long-term growth of capital. The investment objective for Active U.S. Real Estate Fund is high total return through growth of capital and current income.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with Generally Accepted Accounting Principles ("GAAP") in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

October 31, 2010

based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

October 31, 2010

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Non-Diversified Fund Risk. Active Low Duration Fund, Active Mega Cap Fund and Active U.S. Real Estate Fund are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Concentration Risk. To the extent a Fund concentrates their investments in an industry or group of industries, the value of the Fund's Shares may rise and fall more than the value of shares of a fund that invests in a broader range of securities.

Risk of Deviation between Market Price and NAV. Unlike conventional ETFs, each Fund is not an index fund. Each Fund is actively managed and does not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to net asset value ("NAV") per Share. Given the high level of transparency of each Fund's holdings, the Adviser believes that the trading experience of the Fund should be similar to that of index based ETFs. However, actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. The Active Low Duration Portfolio's investments in derivatives could lose more than the cash amount invested and incur higher taxes.

Risks of Investing in U.S. Treasury Futures. The Active Low Duration Portfolio may invests in futures contracts on U.S. Treasury securities to manage interest rate risk. These futures contracts enable the Fund to buy or sell a U.S. Treasury security in the future at an agreed-upon price, and require special skills and knowledge of investment techniques. If the Fund enters into a futures contract on U.S. Treasury securities at the wrong time or judges market conditions incorrectly, the use of such derivatives may significantly reduce the Fund's return.

Leverage Risk. The Active Low Duration Portfolio and the Active Mega Cap Portfolio may engage in transactions, including the use of derivatives, that may give rise to a form of leverage, which may impair a Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve their intended objective.

Cash Redemption Risk. With respect to Active Low Duration Portfolio, unlike most exchange-traded funds ("ETFs"), the Fund currently intends to effect redemptions partially for cash and partially in-kind, rather than primarily in-kind because of the nature of the Fund's investments. As such, investments in Shares may be less tax efficient than investments in conventional ETFs.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

October 31, 2010

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the returns for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers (as defined below) and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund (except for the Active Low Duration Fund, which declares and pays dividends monthly and Active U.S. Real Estate Fund which declares and pays dividends quarterly) declares and pays dividends from net investment income, if any, to its shareholders annually and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All of the Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

October 31, 2010

undistributed net investment income. The amount of equalization is disclosed in the Statement of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Futures Contracts

Each Fund may enter into U.S. futures contracts to simulate full investment in securities, to facilitate trading or to reduce transaction costs. With respect to the Active Low Duration Fund, the Fund invests in futures contracts on U.S. Treasury securities to manage interest rate risk and may do so with respect to the entire portfolio. A futures contract is an agreement between two parties to purchase or sell a specified underlying security or index for a specified price at a future date. The Fund will only enter into futures contracts that are traded on a U.S. exchange and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. With respect to futures on U.S. Treasury securities, the Fund could experience losses if the U.S. Treasury securities underlying futures contracts are not closely correlated with the securities held by the Fund. Futures contracts have minimal counterparty risk since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs, providing certain clerical, bookkeeping and other administrative services and oversight of AER Advisors, Inc. ("AER"), Invesco Advisers, Inc. ("Invesco Advisers"), Invesco Asset Management Deutschland GmbH ("Invesco Deutschland"), Invesco Asset Management Limited ("Invesco Asset Management"), Invesco Asset Management (Japan) Limited ("Invesco Japan"), Invesco Australia Limited ("Invesco Australia"), Invesco Hong Kong Limited ("Invesco Hong Kong"), Invesco Senior Secured Management, Inc. ("Invesco Senior Secured") and Invesco Trimark Ltd. ("Invesco Trimark") (collectively the "Sub-Advisers"). Except for AER, all other Sub-Advisers are affiliates of the Adviser. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee and the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Advisers and the cost of transfer agency, custody, fund

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

October 31, 2010

administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Active AlphaQ Fund	0.75%
Active Alpha Multi-Cap Fund	0.75%
Active Low Duration Fund	0.29%
Active Mega Cap Fund	0.75%
Active U.S. Real Estate Fund	0.80%

The Adviser has entered into an Investment Sub-Advisory Agreement with AER, the investment Sub-Adviser for the Active AlphaQ Fund and Active Alpha Multi-Cap Fund, and an Investment Sub-Advisory Agreement with Invesco Advisers, Invesco Deutschland, Invesco Asset Management, Invesco Japan, Invesco Australia, Invesco Hong Kong, Invesco Senior Secured and Invesco Trimark, the primary Sub-Advisers, for Active Mega Cap Fund, Active Low Duration Fund and Active U.S. Real Estate Fund, pursuant to an Investment Sub-Advisory Agreement with the Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Advisers at the following annual rates:

Sub-adviser/Fund	Sub-advisory fee
AER/Active AlphaQ Fund and Active Alpha Multi-Cap Fund	0.20% of the Fund's average daily net assets.

Invesco Advisers, Invesco Deutschland, Invesco Asset Management, Invesco Japan, Invesco Australia, Invesco Hong Kong, Invesco Senior Secured and Invesco Trimark/Active Low Duration Fund, Active Mega Cap Fund and Active U.S. Real Estate Fund	40% of the Adviser's compensation of the sub-advised assets.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

October 31, 2010

are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Active AlphaQ Fund
Equity Securities	$24,527,992	$—	$—	$24,527,992
Money Market Fund	908	—	—	908
Total Investments	24,528,900	—	—	24,528,900
Active Alpha Multi-Cap Fund
Equity Securities	2,708,077	—	—	2,708,077
Active Low Duration Fund
Corporate Debt Securities	—	1,115,307	—	1,115,307
U.S. Government Sponsored Agency Securities	—	2,567,931	—	2,567,931
U.S. Treasury Securities	—	6,421,100	—	6,421,100
Money Market Fund	81,064	—	—	81,064
Futures Contracts*	6,093	—	—	6,093
Total Investments	87,157	10,104,338	—	10,191,495
Active Mega-Cap Fund
Equity Securities	3,558,311	—	—	3,558,311
Money Market Fund	1,505	—	—	1,505
Total Investments	3,559,816	—	—	3,559,816
Active U.S. Real Estate Fund
Equity Securities	20,426,089	—	—	20,426,089

* Unrealized appreciation.

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

October 31, 2010

Note 5. Derivative Investments

Each Fund has implemented new required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of October 31, 2010:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Active Low Duration Fund
Interest rate risk
Futures contracts(a)	$9,822	$(3,729)

(a) Includes cumulative appreciation (depreciation) of futures contracts. Only current day's variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the fiscal year ended October 31, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures*
Active Low Duration Fund
Realized Gain
Interest rate risk	$35,630
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(1,764)
Total	$33,866

* The average value of outstanding futures during the period was $2,538,062.

Open Futures Contracts
Active Low Duration Fund Contract	Number of Contracts	Expiration Date/Commitment	Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2 Year Notes	10	December-2010/Long	$2,199,844	$9,822
U.S. Treasury 5 Year Notes	2	December-2010/Short	(243,156)	(2,442)
U.S. Treasury 10 Year Notes	3	December-2010/Short	(378,844)	(1,287)
Total Futures Contracts			$1,577,844	$6,093

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

October 31, 2010

Note 6. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended October 31, 2010 and 2009:

	2010			2009
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Return of Capital
Active AlphaQ Fund	$—	$—	$—	$—	$2,478
Active Alpha Multi-Cap Fund	11,250	—	—	12,784	—
Active Low Duration Fund	93,405	21,289	—	68,278	11,881
Active Mega Cap Fund	27,071	—	—	29,723	—
Active U.S. Real Estate Fund	201,786	—	—	67,012	—

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Long-Term Capital Gains	Undistributed Ordinary Income	Net Unrealized Gains	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Active AlphaQ Fund	$—	$159,884	$3,885,460	$(1,452,519)	$21,931,756	$24,524,581
Active Alpha Multi-Cap Fund	—	6,596	97,542	(5,002,764)	7,604,086	2,705,460
Active Low Duration Fund	16,909	—	118,732	—	10,099,991	10,235,632
Active Mega Cap Fund	—	30,001	287,998	(649,062)	3,891,285	3,560,222
Active U.S. Real Estate Fund	—	129,203	2,054,808	(52,996)	18,307,283	20,438,298

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under Internal Revenue Code rules and related regulations based on the results of future transactions.

The following Funds had capital loss carryforward amounts as of October 31, 2010, which expire on October 31 of each year listed below:

	2016	2017	2018	Total*
Active AlphaQ Fund	$445,017	$1,007,502	$—	$1,452,519
Active Alpha Multi-Cap Fund	1,578,707	3,424,057	—	5,002,764
Active Low Duration Fund	—	—	—	—
Active Mega Cap Fund	125,775	413,231	110,056	649,062
Active U.S. Real Estate Fund	—	21,893	31,103	52,996

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

The following Funds utilized the noted amounts of capital loss carryforward during the fiscal year ended October 31, 2010.

Utilized Amount
Active AlphaQ Fund	$270,562
Active Alpha Multi-Cap Fund	164,310
Active Low Duration Fund	10,528

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

October 31, 2010

Note 7. Investment Transactions

For the fiscal year ended October 31, 2010, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, U.S. Government securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Active AlphaQ Fund	$10,704,936	$10,545,323
Active Alpha Multi-Cap Fund	3,753,922	3,689,799
Active Low Duration Fund	5,652,200	3,596,018
Active Mega Cap Fund	1,954,931	1,925,994
Active U.S. Real Estate Fund	2,542,993	2,271,218

For the fiscal year ended October 31, 2010, the cost of securities purchased and the proceeds from sales of U.S. Government securities for the Active Low Duration Fund amounted to $2,706,718 and $736,943, respectively.

For the fiscal year ended October 31, 2010, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Active AlphaQ Fund	$18,619,163	$2,279,920
Active Alpha Multi-Cap Fund	5,362,084	8,147,552
Active Low Duration Fund	—	—
Active Mega Cap Fund	1,431,062	1,435,129
Active U.S. Real Estate Fund	20,306,424	11,920,275

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

At October 31, 2010, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Cost	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Active AlphaQ Fund	$20,643,440	$3,885,460	$4,144,077	$(258,617)
Active Alpha Multi-Cap Fund	2,610,535	97,542	144,778	(47,236)
Active Low Duration Fund	10,066,670	118,732	119,141	(409)
Active Mega Cap Fund	3,271,818	287,998	354,590	(66,592)
Active U.S. Real Estate Fund	18,371,281	2,054,808	2,061,830	(7,022)

Note 8. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of investment activity, on October 31, 2010, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss)

Notes to Financial Statements (Continued)

PowerShares Actively Managed Exchange-Traded Fund Trust

October 31, 2010

and shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended October 31, 2010, the reclassifications were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Active AlphaQ Fund	$(149)	$(467,435)	$467,584
Active Alpha Multi-Cap Fund	10,203	(1,245,228)	1,235,025
Active Low Duration Fund	63,316	(40,410)	(22,906)
Active Mega Cap Fund	—	(246,765)	246,765
Active U.S. Real Estate Fund	(170,476)	(2,225,325)	2,395,801

Note 9. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Except for Active Low Duration Fund, such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. Active Low Duration Fund issues and redeems Shares partially for cash and partially in-kind for securities included in a specified universe.

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Actively Managed Exchange-Traded Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Actively Managed Exchange-Traded Fund Trust, hereafter referred to as the "Trust") at October 31, 2010, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
December 23, 2010

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2010:

Federal Income Tax Information

	Qualified dividend income*	Dividends-received deduction*	Long Term Capital Gain
Active AlphaQ Fund	0%	0%	$—
Active Alpha Multi-Cap Fund	100%	100%	—
Active Low Duration Fund	0%	0%	21,289
Active Mega Cap Fund	100%	100%	—
Active U.S. Real Estate Fund	0.46%	0.46%	—

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

Supplemental Information

Trustees and Officers

The Independent Trustees, the Trustees who are affiliated with the Adviser (the "Interested Trustees") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

The Trustees and officers information is current as of October 31, 2010.

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (52) YQA Capital Management LLC 1755 S. Naperville Rd. Suite 100 Wheaton, IL 60187	Trustee	Since 2008	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 5 portfolios and three other exchange-traded fund trusts with 107 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Todd J. Barre (53) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-Present); formerly Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 5 portfolios and three other exchange-traded fund trusts with 107 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Marc M. Kole (50) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2008	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 5 portfolios and three other exchange-traded fund trusts with 107 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Philip M. Nussbaum (49) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2008	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 5 portfolios and three other exchange-traded fund trusts with 107 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Donald H. Wilson (51) c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2008	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 5 portfolios and three other exchange-traded fund trusts with 107 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
H. Bruce Bond (47) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2007	Chairman, Invesco PowerShares Capital Management LLC (2009-Present); formerly Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 5 portfolios and three other exchange-traded fund trusts with 107 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Interested Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustees	Other Directorships Held by Interested Trustees
Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E. Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly Senior Vice President and General Counsel, Invesco Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	112	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2010, the Fund Complex consisted of the Trust's 5 portfolios and three other exchange-traded fund trusts with 107 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Andrew Schlossberg (36) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	President	Since 2009	Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. In the United States (2008-Present); formerly Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company's North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (56) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Treasurer and Secretary	Treasurer since 2008 and Secretary since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Executive Vice President – Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicagoland area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (29) Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009	Vice President and Director of Portfolio Management – Invesco PowerShares Capital Management LLC (2008-Present); formerly Portfolio Manager, Invesco PowerShares Capital Management LLC (2007-2008); Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005)

  *  This is the date the Officers began serving the Trust. Each Officer serves an indefinite, until his successor is elected.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address, and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); formerly Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, TX 77046	Chief Compliance Officer	Since 2010	Senior Vice President, Invesco Management Group, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc. – registered investment adviser) and Vice President, Invesco Distributors, Inc. and Invesco Investment Services, Inc.; formerly Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. – (registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Advisors, Inc., Invesco Capital Management, Inc. and Invesco Private Asset Management, Inc.; Vice President, Invesco Capital Management, Inc. and Fund Management Company

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800)-983-0903.

  *  This is the date the Officers began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2010 Invesco PowerShares Capital Management LLC  P-PS-AR-10

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer.  This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended October 31, 2010.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its audit committee: Mr. Marc M. Kole, Mr. Philip M. Nussbaum, and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”   Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed by PWC for Services Rendered to the Registrant for fiscal year end 2010	Percentage of Services Approved for fiscal year end 2010 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed by PWC for Services Rendered to the Registrant for fiscal year end 2009	Percentage of Services Approved for fiscal year end 2009 Pursuant to Waiver of Pre- Approval Requirement(1)

Audit Fees	$68,000	N/A	$100,000	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$31,082	0%	$41,525	0%
All Other Fees	$0	0%	$0	0%
Total Fees	$99,082	0%	$141,525	0%

PwC billed the Registrant aggregate fees of $ 31,082 for the fiscal year ended October 31, 2010 and $41,525 for the fiscal year ended  October 31, 2009, for non-audit services rendered to the Registrant.

(1)           For the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant during the  fiscal year in which the services are provided; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.

(2)           Tax fees for the fiscal year ended October 31, 2010 include fees billed for reviewing tax returns, excise tax returns, excise distributions calculations and for providing tax consultation services. Tax fees for the fiscal year ended October 31, 2009 included fees billed for reviewing tax returns and providing tax consultation services.

PwC did not bill any fees for non-audit services rendered to the Registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended October 31, 2010 and October 31, 2009.

Audit Committee Pre Approval Policies and Procedures

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As Adopted by the Audit Committee of
the PowerShares Funds (the “Funds”)

June 26, 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”).  As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting.  The SEC Rules also specify the types of services that an Auditor may not provide to its audit client.  The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”).  As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made.  The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee.  The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services for engagements of less than $20,000.  All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements.  The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide.  Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations.  The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.               Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.               The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.              Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.               Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3.               Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee.  Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made.  The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor.  The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered.  The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed at the next quarterly scheduled Audit Committee meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures.  The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring.  Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•                  Bookkeeping or other services related to the accounting records or financial statements of the audit client

•                  Financial information systems design and implementation

•                  Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•                  Actuarial services

•                  Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•                  Management functions

•                  Human resources

•                  Broker-dealer, investment adviser, or investment banking services

•                  Legal services

•                  Expert services unrelated to the audit

•                  Any service or product provided for a contingent fee or a commission

•                  Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•                  Tax services for persons in financial reporting oversight roles at the Fund

•                  Any other service that the Public Company Oversight Board determines by regulation is impermissible.

PwC advised the Registrant’s Audit Committee that PwC had identified a matter for consideration under the SEC’s auditor independence rules.  PwC stated that an immediate family member of an employee of PwC had invested in an affiliate of the Registrant, which constituted an investment in an affiliate of an audit client in violation of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its independence had not been adversely affected by this matter as it related to the audit of the Registrant.  In reaching this conclusion, PwC noted that during the time of its audit the engagement team was not aware of the investment, the violation was inadvertent, the violation was self-reported upon discovery and the investment disposed of, and the PwC employee was not involved in the Registrant’s audit.

PwC advised the Registrant’s Audit Committee that PwC had identified a matter for consideration under the SEC’s auditor independence rules.  PwC stated that an immediate family member of a partner of PwC had invested in an affiliate of the Registrant, which constituted an investment in an affiliate of an audit client in violation of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its independence had not been adversely affected by this matter as it related to the audit of the Registrant.  In reaching this conclusion, PwC noted that during the time of its audit the engagement team was not aware of the investment, the violation was inadvertent, the violation was self-reported upon discovery and the investment disposed of, and the PwC partner was not involved in the Registrant’s audit.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of the independent trustees. The Audit Committee members are Ronn R. Bagge, Todd J. Barre, Marc M. Kole, Philip M. Nussbaum, and Donald H. Wilson.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)                  Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	January 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Andrew Schlossberg

Name:	Andrew Schlossberg
Title:	President

Date:	January 6, 2011

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan
Title:	Treasurer

Date:	January 6, 2011